Commitments and Contingencies Purchase Obligations (Details)	12 Months Ended
Dec. 31, 2012 supplier
Concentration Risk [Line Items]
Number of primary beef suppliers	4
Percentage of marketplace	85.00%
Supplier Concentration Risk | Beef [Member] | Minimum
Concentration Risk [Line Items]
Concentration risk, percentage	75.00%